Income Taxes (Details) - Schedule of Loss Before Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Before Income Tax Expense [Abstract]
U.S. operations	$ (3,348,514)	$ (4,199,652)	$ (1,934,339)
Foreign operations	(30,466,205)	(10,046,226)	(11,650,507)
Total	$ (33,814,719)	$ (14,245,878)	$ (13,584,846)